Property and Equipment (Details) - Equipment under leases - Equipment [Member] - USD ($)	Dec. 31, 2014	Dec. 31, 2013
Capital Leased Assets [Line Items]
Cost	$ 455,162
Accumulated depreciation
Total	$ 455,162